UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2016 (Unaudited)

Deutsche Global Real Estate Securities Fund

	Shares	Value ($)
Common Stocks 98.1%
Australia 6.1%
BGP Holdings PLC*	11,394,023	376,304
Dexus Property Group	639,186	4,488,202
GPT Group	979,126	3,815,736
Mirvac Group	7,299,471	12,611,000
Scentre Group	5,594,460	20,224,739
Vicinity Centres	8,203,774	19,991,971
Viva Energy REIT*	2,036,888	3,741,437
Westfield Corp.	1,871,570	14,033,740
(Cost $64,315,344)		79,283,129
Austria 0.8%
BUWOG AG* (Cost $8,703,191)	389,805	10,554,873
Canada 1.6%
Chartwell Retirement Residences (Units)	1,130,302	13,612,387
First Capital Realty, Inc.	450,036	7,539,763
(Cost $18,001,295)		21,152,150
Finland 0.5%
Citycon Oyj (Cost $6,828,947)	2,447,113	6,237,023
France 3.3%
Gecina SA	61,494	9,673,817
ICADE	31,774	2,480,010
Klepierre	363,320	16,661,645
Unibail-Rodamco SE	51,516	13,888,912
(Cost $36,552,559)		42,704,384
Germany 3.4%
ADO Properties SA 144A	180,933	7,254,721
Alstria Office REIT-AG*	551,611	7,581,702
Deutsche Wohnen AG (Bearer)	27,307	994,955
LEG Immobilien AG*	79,434	7,613,803
TLG Immobilien AG	147,728	3,334,768
Vonovia SE	466,513	17,684,928
(Cost $35,111,135)		44,464,877
Hong Kong 7.5%
Cheung Kong Property Holdings Ltd.	3,448,336	25,345,479
Hongkong Land Holdings Ltd.	1,335,800	9,506,875
Kerry Properties Ltd.	1,081,500	3,552,066
Link REIT	2,052,244	15,143,861
Sino Land Co., Ltd.	5,442,621	9,731,238
Sun Hung Kai Properties Ltd.	1,052,140	16,026,131
Swire Properties Ltd.	1,844,000	5,427,666
Wharf Holdings Ltd.	1,570,656	11,546,618
(Cost $78,761,377)		96,279,934
Ireland 1.0%
Green REIT PLC	2,810,392	4,797,422
Hibernia REIT PLC (a)	352,000	541,724
Hibernia REIT PLC (a) (b)	4,630,584	7,093,598
(Cost $11,639,914)		12,432,744
Japan 10.7%
Advance Residence Investment Corp.	2,436	6,882,600
Daibiru Corp.	472,100	4,309,701
Frontier Real Estate Investment Corp.	1,746	8,700,707
Global One Real Estate Investment Corp.	1,454	5,547,710
GLP J-Reit	1,370	1,820,996
Invesco Office J-Reit, Inc.	3,965	3,484,532
Japan Logistics Fund, Inc.	3,421	7,739,622
Japan Real Estate Investment Corp.	2,635	15,729,298
Mitsubishi Estate Co., Ltd.	1,335,000	25,047,390
Mitsui Fudosan Co., Ltd.	1,108,000	23,582,076
Mitsui Fudosan Logistics Park, Inc.*	732	2,403,787
Mori Hills REIT Investment Corp.	5,058	7,561,989
Mori Trust Sogo REIT, Inc.	3,650	6,391,547
Nippon Accommodations Fund, Inc.	719	3,359,482
Nomura Real Estate Master Fund, Inc.	566	942,925
NTT Urban Development Corp.	630,800	6,102,113
Sekisui House Reit, Inc.	1,940	2,972,989
United Urban Investment Corp.	3,039	5,531,021
(Cost $127,336,256)		138,110,485
Netherlands 0.6%
Wereldhave NV (Cost $8,386,623)	142,033	7,206,417
Singapore 2.1%
CapitaLand Ltd.	3,437,500	8,112,470
CapitaLand Mall Trust	3,030,200	4,837,401
City Developments Ltd.	810,000	5,415,326
Frasers Logistics & Industrial Trust*	8,318,300	6,069,303
Keppel REIT	4,117,800	3,367,223
(Cost $25,972,404)		27,801,723
Sweden 1.4%
Castellum AB	275,512	4,130,537
Fabege AB	279,412	5,094,609
Hufvudstaden AB "A"	504,200	8,736,780
(Cost $14,670,056)		17,961,926
Switzerland 0.6%
PSP Swiss Property AG (Registered) (Cost $7,166,753)	80,630	7,674,653
United Kingdom 5.4%
Assura PLC	4,262,759	3,221,176
British Land Co. PLC	1,805,413	14,805,891
Great Portland Estates PLC	980,634	8,059,155
Hammerson PLC	1,028,061	7,819,354
Land Securities Group PLC	833,112	11,421,986
LondonMetric Property PLC	1,526,814	3,168,806
Safestore Holdings PLC	532,750	2,658,380
Segro PLC	1,917,859	11,301,876
St. Modwen Properties PLC	793,257	3,008,504
UNITE Group PLC	487,008	4,007,986
(Cost $71,139,049)		69,473,114
United States 53.1%
Agree Realty Corp. (REIT)	162,579	8,037,906
Alexandria Real Estate Equities, Inc. (REIT)	136,033	14,796,309
American Campus Communities, Inc. (REIT)	189,621	9,646,020
AvalonBay Communities, Inc. (REIT)	67,889	12,073,380
Boston Properties, Inc. (REIT)	82,896	11,297,896
Brixmor Property Group, Inc. (REIT)	721,574	20,052,541
Camden Property Trust (REIT)	138,803	11,623,363
CoreSite Realty Corp. (REIT)	63,242	4,682,438
Corporate Office Properties Trust (REIT)	146,300	4,147,605
Crown Castle International Corp. (REIT)	149,722	14,105,310
CubeSmart (REIT)	369,662	10,076,986
DDR Corp. (REIT)	538,773	9,390,813
DiamondRock Hospitality Co. (REIT)	822,053	7,480,682
Digital Realty Trust, Inc. (REIT) (b)	83,457	8,105,344
Douglas Emmett, Inc. (REIT)	341,946	12,525,482
Duke Realty Corp. (REIT)	504,569	13,789,871
DuPont Fabros Technology, Inc. (REIT)	273,695	11,289,919
Empire State Realty Trust, Inc. "A", (REIT)	216,003	4,525,263
Equinix, Inc. (REIT)	13,450	4,845,363
Equity Commonwealth (REIT)*	44,372	1,340,922
Equity LifeStyle Properties, Inc. (REIT)	141,942	10,955,084
Equity One, Inc. (REIT)	307,792	9,421,513
Equity Residential (REIT)	596,424	38,367,956
Four Corners Property Trust, Inc. (REIT)	314,227	6,702,462
General Growth Properties, Inc. (REIT)	568,623	15,693,995
HCP, Inc. (REIT)	422,711	16,041,882
Healthcare Trust of America, Inc. "A", (REIT)	345,934	11,284,367
Hudson Pacific Properties, Inc. (REIT)	138,463	4,551,279
LaSalle Hotel Properties (REIT)	323,467	7,721,157
Medical Properties Trust, Inc. (REIT)	684,547	10,110,759
Mid-America Apartment Communities, Inc. (REIT) (b)	114,770	10,787,232
Paramount Group, Inc. (REIT)	456,917	7,488,870
Pebblebrook Hotel Trust (REIT)	185,687	4,939,274
Pennsylvania Real Estate Investment Trust (REIT)	260,122	5,990,610
Piedmont Office Realty Trust, Inc. "A" (REIT)	149,851	3,262,257
Post Properties, Inc. (REIT)	106,745	7,059,047
Prologis, Inc. (REIT)	695,369	37,230,056
Public Storage (REIT)	144,478	32,238,821
Regency Centers Corp. (REIT)	138,746	10,751,428
Retail Properties of America, Inc. "A" (REIT)	217,407	3,652,438
Rexford Industrial Realty, Inc. (REIT)	515,824	11,807,211
Senior Housing Properties Trust (REIT)	383,495	8,709,171
Silver Bay Realty Trust Corp. (REIT)	101,902	1,786,342
Simon Property Group, Inc. (REIT)	313,619	64,922,269
Spirit Realty Capital, Inc. (REIT)	999,362	13,321,495
STORE Capital Corp. (REIT)	392,624	11,570,629
Sunstone Hotel Investors, Inc. (REIT)	933,824	11,943,609
The Macerich Co. (REIT)	112,983	9,136,935
Urban Edge Properties (REIT)	476,228	13,401,056
Ventas, Inc. (REIT)	426,472	30,121,717
VEREIT, Inc. (REIT)	1,445,160	14,986,309
Vornado Realty Trust (REIT)	294,152	29,771,124
Washington Real Estate Investment Trust (REIT)	146,411	4,556,310
Welltower, Inc. (REIT)	150,001	11,215,575
(Cost $611,356,491)		685,333,652
Total Common Stocks (Cost $1,125,941,394)		1,266,671,084
Securities Lending Collateral 0.3%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.32% (c) (d) (Cost $3,279,150)	3,279,150	3,279,150
Cash Equivalents 1.2%
Deutsche Central Cash Management Government Fund, 0.42% (c) (Cost $15,905,830)	15,905,830	15,905,830
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,145,126,374) †	99.6	1,285,856,064
Other Assets and Liabilities, Net	0.4	5,190,586
Net Assets	100.0	1,291,046,650

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
†	The cost for federal income tax purposes was $1,193,256,293. At September 30, 2016, net unrealized appreciation for all securities based on tax cost was $92,599,771. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $157,014,665 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $64,414,894.
(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2016 amounted to $3,177,137, which is 0.2% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust

At September 30, 2016 the Deutsche Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	390,866,886	30.9%
Office	171,867,986	13.5%
Shopping Centers	154,678,287	12.2%
Apartments	145,670,208	11.5%
Health Care	111,019,496	8.8%
Regional Malls	106,298,682	8.4%
Industrial	56,776,889	4.5%
Storage	46,795,183	3.7%
Specialty Services	32,930,030	2.6%
Hotels	32,084,722	2.5%
Retail	17,682,715	1.4%
Total	1,266,671,084	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$78,906,825	$376,304	$79,283,129
Austria		10,554,873		10,554,873
Canada	21,152,150	—	—	21,152,150
Finland	—	6,237,023	—	6,237,023
France	—	42,704,384	—	42,704,384
Germany	—	44,464,877	—	44,464,877
Hong Kong	—	96,279,934	—	96,279,934
Ireland	—	12,432,744	—	12,432,744
Japan	—	138,110,485	—	138,110,485
Netherlands	—	7,206,417	—	7,206,417
Singapore	—	27,801,723	—	27,801,723
Sweden	—	17,961,926	—	17,961,926
Switzerland	—	7,674,653	—	7,674,653
United Kingdom	—	69,473,114	—	69,473,114
United States	685,333,652	—	—	685,333,652
Short-Term Investments (e)	19,184,980	—	—	19,184,980
Total	$725,670,782	$559,808,978	$376,304	$1,285,856,064

There have been no transfers between fair value measurement levels during the period ended September 30, 2016.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Real Estate Securities Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 18, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 18, 2016